Exhibit 99.6 Schedule 7

Exception Detail
Run Date - 12/07/2023 8:58:34 AM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
1430476	CASDW221016509	CASDW221016509	6942957	851	08/31/2022	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Guidelines state a maximum payment shock of 2.5x. The actual payment shock of 2.9x approved by management.		COMPENSATING FACTORS: (1) Excellent rent history. (2) Seasoned homeowner, owning 2 additional properties free&clear. (3) Strong residual income of over $21k.				08/31/2022	B	2	08/26/2022	IN	1	1	C	B	C	B	A	A	A	A		Non-QM	1